Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ 3.3	$ (0.4)
Inventory	(13.3)	(11.4)
Advances and prepaid expenses	(3.8)	(2.8)
Accounts payable and accrued liabilities	3.9	(14.0)
Income taxes (paid) refunded	(4.6)	(4.1)
Increase (decrease) in working capital	$ (14.5)	$ (32.7)